Share-Based Payment Transactions - Schedule of Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
2024:
Number of Share Options , Share Options outstanding at the beginning of the year	7,013	7,060
Weighted average exercise price, Share Options outstanding at the beginning of the year	$ 166.28	$ 166.14
Number of Share Options, Share Options cancelled during the year		(47)
Weighted average exercise price, Share Options cancelled during the year		$ 144.55
Number of Share Options, Share Options outstanding at the end of the year	6,802	7,013
Weighted average exercise price, Share Options outstanding at the end of the year	$ 350.23	$ 166.28
Number of Share Options, Share Options exercisable at the end of the year	6,802	5,869
Weighted average exercise price, Share Options exercisable at the end of the year	$ 350.23	$ 165.58